JPMorgan National Municipal Income Fund Average Annual Total Returns - R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.05%	0.99%	2.25%
BLOOMBERG U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.88%	1.08%	2.04%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.30%	1.03%	1.81%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.28%	0.98%	1.76%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.89%	1.46%	2.01%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg California Municipal Bond Index to the Bloomberg US Municipal Index.
[2]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg New York Municipal Bond Index to the Bloomberg US Municipal Index.